Goldman Sachs Growth Allocation Fund Investment Objectives and Goals - Class P Shares [Member] - Goldman Sachs Growth Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Growth Allocation Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Growth Allocation Fund (the “Fund”) seeks long-term capital appreciation and, secondarily, current income.
Objective, Secondary [Text Block]	secondarily, current income